Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,727	[1]	€ 1,559
Ending balance	1,559		1,727	[1]
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,265		7,808
Additions	39		47
Acquisitions through business combinations			126
Capitalized subsequent expenditure	7		5
Disposals	(9)		(19)
Net exchange differences	178		298
Ending balance	8,479		8,265
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,538		6,176
Amortization through income statement	143		165
Shadow accounting adjustments	72		(56)
Disposals	(7)		(6)
Impairment losses	34		15
Net exchange differences	140		243
Ending balance	6,920		6,538
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	384		392
Ending balance	293		384
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	554		462
Acquisitions through business combinations			85
Net exchange differences	13		6
Ending balance	567		554
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	169		169
Impairment losses	3
Net exchange differences	3
Ending balance	175		169
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,123		952
Ending balance	1,153		1,123
VOBA [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,858		6,565
Additions			0
Net exchange differences	145		293
Ending balance	7,003		6,858
VOBA [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,735		5,412
Amortization through income statement	112		135
Shadow accounting adjustments	72		(56)
Impairment losses	11
Net exchange differences	121		244
Ending balance	6,051		5,735
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	91		84
Ending balance	99		91
Future servicing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	361		359
Net exchange differences	5		2
Ending balance	366		361
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	270		260
Amortization through income statement	8		8
Net exchange differences	4		2
Ending balance	282		270
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	64		69
Ending balance	51		64
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	327		294
Additions	35		45
Acquisitions through business combinations			7
Capitalized subsequent expenditure	7		5
Disposals	(9)		(19)
Net exchange differences	11		(6)
Ending balance	371		327
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	263		243
Amortization through income statement	16		16
Disposals	(7)		(6)
Impairment losses	20		15
Net exchange differences	9		(5)
Ending balance	301		263
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	64		61
Ending balance	36		64
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	166		128
Additions	4		2
Acquisitions through business combinations			33
Net exchange differences	3		2
Ending balance	173		166
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	101		92
Amortization through income statement	7		6
Net exchange differences	3		3
Ending balance	€ 111		€ 101

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.